Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Templeton Trust
Entity Central Index Key	0001786958
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Franklin OnChain U.S. Government Money Fund
Shareholder Report [Line Items]
Fund Name	Franklin OnChain U.S. Government Money Fund
Class Name	Franklin OnChain U.S. Government Money Fund
Trading Symbol	FOBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin OnChain U.S. Government Money Fund for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin OnChain U.S. Government Money Fund	$10	0.20%
[1],[2]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 718,186,960
Holdings Count | $ / shares	51
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$718,186,960
Total Number of Portfolio Holdings	51

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition (% of Total Investments)
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[2]
†	Annualized.